Loan Payables (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 13, 2024 CNY (¥)	Jan. 20, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Payables (Details) [Line Items]
Loan amount							¥ 3,000,000	$ 482,512	¥ 3,500,000	$ 206,791	¥ 1,500,000	$ 2,067,910	¥ 15,000,000
Carrying interest rate								12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Loan repaid (in Yuan Renminbi) | ¥						¥ 1,500,000
Outstanding loan | $	$ 2,550,423				$ 2,677,628
Interest expense | $	$ 160,319	$ 122,765
Forecast [Member]
Loan Payables (Details) [Line Items]
Loan amount | ¥			¥ 3,500,000	¥ 15,000,000